Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events [Abstract]
Subsequent Events	15. Subsequent Events: 15.1 On July 30, 2015, the Company's Board of Directors decided to suspend its quarterly dividend until market conditions improve.